Expense Example - Class A C IS and R6 Shares - Federated Hermes MDT Market Neutral Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	833	1,415	2,022	3,650	274	841	1,435	3,041